Restricted share units	12 Months Ended
Aug. 31, 2021
Restricted Share Units
Restricted share units

24. Restricted share units

The Omnibus Plan allows the Company to award restricted share units to officers, employees, directors and consultants of the Company and its subsidiaries upon such conditions as the Board may establish, including the attainment of performance goals recommended by the Company’s compensation committee. The purchase price for common shares of the Company issuable under each Restricted Share Unit (“RSU”) award, if any, shall be established by the Board at its discretion. Common shares issued pursuant to any RSU award may be made subject to vesting conditions based upon the satisfaction of service requirements, conditions, restrictions, time periods or performance goals established by the board.

The TSXV requires the Company to fix the number of common shares to be issued in settlement of awards that are not options. The maximum number of common shares available for issuance pursuant to the settlement of RSUs shall be an aggregate of 1,548,174 common shares.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The Company’s outstanding RSUs are as follows:

Number
#

Balance, August 31, 2019	-
Issued on acquisition of Frankly	50,037
Granted	379,001
Vested	(26,666)
Cancelled	-
Balance, August 31, 2020	402,372

Balance, August 31, 2020	402,372
Issued on acquisition of SideQik	23,939
Granted	353,467
Vested	(277,749)
Cancelled	(11,855)
Balance, August 31, 2021	490,174

Activity for the year ended August 31, 2021

During the year ended August 31, 2021, the Company granted 353,467 RSUs pursuant to the Company’s incentive plan to a former officer and key management employees. The fair value of these RSUs was estimated based on the closing price of CAD$7.94 – CAD$14.61 for a total fair value on date of grant of CAD$3,547,104. Of the 377,406 RSUs granted, 75,944 were severance compensation to a former officer. As these RSUs were issued as severance compensation, the grant date fair value of CAD$713,874 ($550,896) was recognized on the grant date. The Company issued 23,939 RSUs as purchase consideration related to the SideQik, Inc. acquisition with a fair value of $245,000 The remaining RSUs will be recognized as share-based compensation expense over the vesting period, which is generally three years.

Activity for the year ended August 31, 2020

On April 1, 2020, the Company granted 26,666 RSUs to compensate directors, officers and key employees, which vested immediately. On August 13, 2020, the Company granted 352,335 RSUs to compensate directors and officers. The director RSUs vest at the end of one year, and the officer RSUs vest over three years. The remaining 50,037 RSUs were granted on May 8, 2020, in connection with the acquisition of Frankly. These RSUs have a vesting period of three years from the original date of the grant.

The fair value of RSUs granted on April 1, 2020, was estimated based on a closing price of CAD$8.55 (US$6.01) for a total fair value on date of grant of CAD$228,000 ($159,895). As these RSUs had immediate vesting, the fair value was recognized in full on the date of grant as stock-based compensation expense and 26,666 common shares were issued. The fair value of RSUs granted on August 13, 2020, was estimated based on a closing price of CAD$8.40 (US$6.34) for a total fair value on date of grant of CAD$2,959,614 ($2,232,997). The fair value of these RSUs will be recognized as stock-based compensation expense over the vesting period. The fair value of the RSUs granted on May 8, 2020, in connection with the acquisition of Frankly will be recognized as stock-based compensation expense over the vesting period.

During the year ended August 31, 2021, share-based compensation expense for the Company’s RSUs was $3,037,366 (2020 – $479,663).

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)